SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)								1 Months Ended
		Oct. 31, 2025	Oct. 20, 2025	Mar. 20, 2025	Mar. 10, 2025	Dec. 31, 2024	Sep. 01, 2024	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expenses						$ 40		$ 27,987
Loan receivables from non-related parties	[1]					2,000,000		2,000,000
Other receivables from non-related parties	[2]					3,053,784		2,821,487
Total prepaid expenses and other current assets						5,053,824		4,849,474
Server Procurement Project Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total price consideration							$ 2,000,000
Total price consideration								1,000,000
Server Procurement Project Contract [Member] | Contract Termination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from advance payment			$ 1,000,000	$ 1,000,000		$ 1,000,000
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business consideration, shares					$ 16,000
Business consideration		$ 80,000			$ 160,000			$ 80,000

[1]	On December 12, 2023, considering the potential business cooperation prospects with Honor Star Ventures Limited in Hong Kong, the Company agreed to provide a loan of $2 million to Honor Star Ventures Limited, with a loan term of one year and an annual interest rate of 5%. On December 14, 2024, the Company signed a supplementary agreement to the original loan agreement with Honor Star, agreeing to extend the maturity date of the original loan agreement by 12 months.
[2]	According to the loan agreement signed by our US subsidiary MFH Tech and Huangtong on January 18, 2024, the two supplementary agreements signed on April 5, 2024 and April 30, 2024, and the extension agreement signed on January 18, 2025, MFH Tech borrowed 196,000 Filecoins (actually received) from Huangtong. These Filecoins are also utilized to meet the pledge requirements for expanding MFH Tech’s Filecoin mining nodes. The loan also carries an annual interest rate of 5%. Furthermore, MFH Tech has provided a mortgage deposit of $1,500,000 as collateral for the loans, which was paid to Huangtong in July 2024.